OTHER CURRENT ASSETS (Schedule related to other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT ASSETS:
Prepaid expenses	$ 14,604	$ 11,180
Income tax recoverable	5,113	718
Other	106	123
Other current assets	$ 19,823	$ 12,021